SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Non-recurring fair value measurements Total losses Vimicro Qingdao and Visiondigi	Dec. 31, 2013 Non-recurring fair value measurements Significant Unobservable Inputs (Level 3)
Fair value of financial measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)		$ (1,448)
Assets measured on nonrecurring basis	0
Liabilities measured on nonrecurring basis	$ 0
Period whose discounted cash flow is considered to calculate fair value of investments			5 years